NET INVESTMENT IN DIRECT FINANCING LEASES (Details)	12 Months Ended
	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing		$ 12,226,356		$ 4,872,215
Debt Instrument, Collateral Amount	¥ 9,846,081	$ 1,433,609	¥ 24,799,285	$ 3,746,653
Maximum
Lessee, Finance Lease, Term of Contract	5 years	5 years
Finance Lease Interest Expense Percentage	13.30%
Minimum
Lessee, Finance Lease, Term of Contract	1 year	1 year
Finance Lease Interest Expense Percentage	4.30%